Document and Entity Information	Dec. 30, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Dec. 30, 2025
Entity Central Index Key	0000819118
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Investment Company Type	N-1A